[State Street Letterhead]

Via EDGAR

July 23, 2018

Ms. Kimberly Browning

Securities and Exchange Commission

Investment Company Division

100 F. Street, N.E.

Washington, DC 20549

Re:	Wasatch Funds Trust (“Registrant” or the “Trust”)

Registration Statement on Form N-14

File No. 333-222353

Dear Ms. Browning,

On behalf of the Trust, enclosed for filing by means of the EDGAR system is a pre-effective amendment (“Pre-Effective Amendment”) to the registration statement on Form N-14 under the Securities Act of 1933, as amended, originally filed on December 29, 2017. This Pre-Effective Amendment No. 1 is being filed to respond to the Commission’s comments on Form N-14 with the proposed reorganization in which (i) the Wasatch Global Value Fund, a series of the Trust, will acquire all of the assets of the Wasatch Long/Short Fund, a series of the Trust, in exchange for shares of the Wasatch Global Value Fund and the assumption by the Wasatch Global Value Fund of the liabilities of the Wasatch Long/Short Fund.

It is anticipated that the Trust will mail the Definitive Proxy Statement/Prospectus and Notice to shareholders on or about July 25, 2018. Please call me at 617.662.3969 with any questions or comments you may have regarding the enclosed Pre-Effective Amendment No. 1 or if we may expedite the staff’s review in any way.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Attachments

cc: Russell L. Biles